                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vercingetorix

Address: 365 Boston Post Road
         Suite 210
         Sudbury, MA 01776


        CIK # - 0001353304



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kevin Ford
Title: Client Service Representative
Phone: 212-713-9045


Signature, Place, and Date of Signing:

Kevin Ford                      New York, NY                    05/11/07
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                       3/31/2007

UBS SECURITIES LLC                       1

USD


COLUMN 1                     COLUMN 2   COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
NAME OF                      TITLE OF               VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
 ISSUER                      CLASS        CUSIP     [x$1000]   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
MTN GROUP LTD                FSTK         6563206    2940343    200000   N     X                              MEDI   200000   0    0
DOGAN YAYIN HLDGS            FSTK         B03MRH8     971785    260000   N     X                              MEDI   260000   0    0
CLEAR CHANNEL COMMUNICATIO   COMMON     184502102    3387108     95600   N     X                              MEDI    95600   0    0
CENTRAL EUROPEAN MEDIA       OTC EQ     G20045202   12772117    141692   N     X                              MEDI   141692   0    0
COMCAST CORP-CL A            OTC EQ     20030N101    6071442    227736   N     X                              MEDI   227736   0    0
CABLEVISION SYSTEMS CORP C   COMMON     12686C109    3522211    107450   N     X                              MEDI   107450   0    0
LIBERTY GLOBAL INC           OTC EQ     530555101    5039997    140429   N     X                              MEDI   140429   0    0
LIBERTY GLOBAL INC           OTC EQ     530555309    6378938    190929   N     X                              MEDI   190929   0    0
LIBERTY MEDIA HLDG CORP      OTC EQ     53071M104     387715     15490   N     X                              MEDI    15490   0    0
MILLICOM INTERNATIONAL       OTC EQ     L6388F110   21061869    259223   N     X                              MEDI   259223   0    0
ROGERS COMMUNICATIONS INC    COMMON     775109200    8652780    226750   N     X                              MEDI   226750   0    0
TURKCELL ILETISIM            COMMON     900111204    1626765    115047   N     X                              MEDI   115047   0    0
***GRUPO TELEVISA SA DE CV   COMMON     40049J206    3096720    110400   N     X                              MEDI   110400   0    0
TIME WARNER INC              COMMON     887317105    2529919    122633   N     X                              MEDI   122633   0    0
OPEN JOINT STOCK CO VIMPEL   COMMON     68370R109    4828324     49900   N     X                              MEDI    49900   0    0
VIRGIN MEDIA INC             OTC EQ     92769L101    8401212    332985   N     X                              MEDI   332985   0    0
VALUEVISION INTERNATIONAL    OTC EQ     92047K107    6909336    610905   N     X                              MEDI   610905   0    0

98578581

98578581